STOCKHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
STOCKHOLDERS' EQUITY
8. STOCKHOLDERS’ EQUITY
Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense related to RSUs, Performance RSUs, stock options, and ESPP shares for the twelve months ended September 30, 2024, 2023, and 2022, which were allocated as follows (amounts in thousands):

	2024	2023	2022
Cost of revenue	$574	$468	$289
Selling and marketing	3,041	3,023	4,383
Research and development	3,368	2,757	3,701
General and administrative	5,641	4,215	4,973
Stock-based compensation expense included in expenses	$12,624	$10,463	$13,346
As of September 30, 2024, the Company had $21.8 million of unrecognized compensation expense expected to be recognized over a weighted-average period of approximately 2.2 years.
2020 Incentive Plan
In January 2020, the Company’s Board of Directors (the “Board”) adopted the Mitek Systems, Inc. 2020 Incentive Plan (the “2020 Plan”) upon the recommendation of the Compensation Committee of the Board. On March 4, 2020, the Company’s stockholders approved the 2020 Plan. The total number of shares of Common Stock reserved for issuance under the 2020 Plan is 9,608,000 shares plus such number of shares, not to exceed 107,903, as remained available for issuance under the 2002 Stock Option Plan, 2006 Stock Option Plan, 2010 Stock Option Plan, and 2012 Incentive Plan (collectively, the “Prior Plans”) as of January 17, 2020, plus any shares underlying awards under the Prior Plans that are terminated, forfeited, cancelled, expire unexercised or are settled in cash after January 17, 2020. As of September 30, 2024, (i) 2,281,943 RSUs and 699,458 Performance RSUs were outstanding under the 2020 Plan, (ii) 4,671,484 shares of Common Stock were reserved for future grants under the 2020 Plan, and (iii) stock options to purchase an aggregate of 244,531 shares of Common Stock and no RSUs were outstanding under the Prior Plans.
On October 2, 2023, the Company held an annual meeting of its stockholders (the “Annual Meeting”). At the Annual Meeting, the Company’s stockholders approved an amendment and restatement of the 2020 Plan to increase the number of shares authorized for issuance thereunder by 5,108,000 shares (the 2020 Plan as so amended and restated, the “A&R 2020 Plan”).
The A&R 2020 Plan had been previously approved, subject to stockholder approval, by the Board, upon recommendation of the Compensation Committee of the Board, on August 9, 2023. A summary of the A&R 2020 Plan was included in the Company’s definitive proxy statement for the Annual Meeting filed with the U.S. Securities and Exchange Commission on August 22, 2023, as supplemented and amended on September 19, 2023 (the “Proxy Statement”).
Employee Stock Purchase Plan
In January 2018, the Board adopted the ESPP. On March 7, 2018, the Company’s stockholders approved the ESPP. The total number of shares of Common Stock reserved for issuance thereunder is 1,000,000 shares. As of September 30, 2024, (i) 817,869 shares have been issued to participants pursuant to the ESPP and (ii) 182,131 shares of Common Stock were reserved for future purchases under the ESPP. The Company commenced the initial offering period on April 2, 2018.
The ESPP enables eligible employees to purchase shares of Common Stock at a discount from the market price through payroll deductions, subject to certain limitations. Eligible employees may elect to participate in the ESPP only during an open enrollment period. The offering period immediately follows the open enrollment window, at which time ESPP contributions are withheld from the participant's regular paycheck. The ESPP provides for a 15% discount on the market value of the stock at the lower of the grant date price (first day of the offering period) and the purchase date price (last day of the offering period). The Company recognized $0.2 million, $0.3 million and $0.4 million in stock-based compensation expense related to the ESPP during each of the twelve months ended September 30, 2024, 2023, and 2022, respectively. As of September 30, 2024, the Company had $0.2 million of unrecognized compensation expense related to the ESPP, which is expected to be recognized over a weighted-average period of approximately 0.4 years.
Director Restricted Stock Unit Plan
In January 2011, the Board adopted the Mitek Systems, Inc. Director Restricted Stock Unit Plan, as amended and restated (the “Director Plan”). On March 10, 2017, the Company's stockholders approved an amendment to the Director Plan to increase the number of shares of Common Stock available for future grants. The total number of shares of Common Stock reserved for issuance thereunder is 1,500,000 shares. The Director Plan expired on December 31, 2022. As of September 30, 2024, (i) 166,986 RSUs were outstanding under the Director Plan and (ii) no shares of Common Stock were reserved for future grants under the Director Plan.
Stock Options
The following table summarizes stock option activity under the Company’s equity plans during the twelve months ended September 30, 2024, 2023, and 2022:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at September 30, 2021	816,717	$7.42	5.8	$9,046
Granted	—	—
Exercised	(35,625)	6.68		279
Canceled	—	—
Outstanding at September 30, 2022	781,092	7.46	3.7	1,512
Granted	—	—
Exercised	(98,952)	7.44		338
Canceled	(30,871)	9.49
Outstanding at September 30, 2023	651,269	7.37	3.6	2,185
Granted	—	—
Exercised	(189,559)	5.82		976
Canceled	—	—
Outstanding at September 30, 2024	461,710	8.00	2.7	1,183
Vested and Expected to Vest at September 30, 2024	461,710	8.00	2.7	1,183
Exercisable at September 30, 2024	461,710	$8.00	2.7	$1,183
The Company recognized no stock-based compensation expense related to outstanding stock options during the twelve months ended September 30, 2024. The Company recognized $0.4 million and $0.5 million in stock-based compensation expense related to outstanding stock options during the twelve months ended September 30, 2023 and 2022, respectively. As of September 30, 2024, the Company had no unrecognized compensation expense related to outstanding stock options.
Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the weighted-average exercise price, multiplied by the number of options outstanding and exercisable. There were no options granted during each of the twelve months ended September 30, 2024, 2023, or 2022.
Restricted Stock Units
The following table summarizes RSU activity under the Company’s equity plans during the twelve months ended September 30, 2024, 2023, and 2022:

	Number of Shares	Weighted- Average Fair Value Per Share
Outstanding at September 30, 2021	2,411,267	$9.99
Granted	1,272,917	14.43
Settled	(898,178)	9.57
Canceled	(344,329)	11.16
Outstanding at September 30, 2022	2,441,677	12.29
Granted	1,101,925	10.24
Settled	(665,635)	11.33
Canceled	(689,671)	12.49
Outstanding at September 30, 2023	2,188,296	11.49
Granted	1,439,138	11.13
Settled	(731,212)	11.13
Canceled	(442,592)	12.09
Outstanding at September 30, 2024	2,453,630	$11.25
The cost of RSUs is determined using the fair value of Common Stock on the award date, and the compensation expense is recognized ratably over the vesting period. The Company recognized $9.8 million, $7.1 million, and $9.4 million in stock-based compensation expense related to outstanding RSUs in the twelve months ended September 30, 2024, 2023, and 2022, respectively. As of September 30, 2024, the Company had $17.8 million of unrecognized compensation expense related to outstanding RSUs, which is expected to be recognized over a weighted-average period of approximately 2.3 years.
Performance Restricted Stock Units
The following table summarizes Performance RSU activity under the Company’s equity plans during the twelve months ended September 30, 2024, 2023, and 2022:

	Number of Shares	Weighted- Average Fair Market Value Per Share
Outstanding at September 30, 2021	528,724	$9.17
Granted	629,279	15.60
Settled	(176,864)	8.42
Canceled	(61,683)	13.51
Outstanding at September 30, 2022	919,456	13.43
Granted	325,837	10.23
Settled	(27,245)	9.25
Canceled	(487,655)	11.61
Outstanding at September 30, 2023	730,393	13.37
Granted	818,587	11.12
Settled	(232,969)	10.11
Canceled	(616,553)	12.24
Outstanding at September 30, 2024	699,458	$12.82
The cost of Performance RSUs is determined using a Monte Carlo simulation to estimate the fair value on the award date, and the compensation expense is recognized ratably over the vesting period. The Company recognized $1.7 million, $2.7 million, and $3.0 million in stock-based compensation expense related to outstanding Performance RSUs in the twelve months ended September 30, 2024, 2023, and 2022, respectively. As of September 30, 2024, the Company had $3.8 million of unrecognized compensation expense related to outstanding Performance RSUs expected to be recognized over a weighted-average period of approximately 1.7 years.
Performance Options
On November 6, 2018, as an inducement grant pursuant to Nasdaq Listing Rule 5635(c)(4), the Company’s Chief Executive Officer was granted performance options (the “Performance Options”) to purchase up to 800,000 shares of Common Stock at an exercise price of $9.50 per share, the closing market price for a share of Common Stock on the date of the grant. In November 2021, the time vesting condition was met and during the fiscal year ended September 30, 2022, the performance conditions were achieved and the Performance options vested in full. On May 31, 2024, the Company’s Chief Executive Officer was terminated and in connection with their termination the Board extended the exercise period from the standard 90 days post-termination to September 30, 2025. As a result, the Company recognized a one-time expense of $1.0 million related to the outstanding Performance Options during the twelve months ended September 30, 2024. The Company recognized no stock-based compensation expense and $0.1 million in stock-based compensation expense related to outstanding Performance Options in the twelve months ended September 30, 2023 and 2022, respectively.
Share Repurchase Program
On May 13, 2024, the Board authorized and approved a share repurchase program for up to $50 million of the currently outstanding shares of our Common Stock. The share repurchase program was effective as of May 16, 2024 and will expire on May 16, 2026. The timing, price and actual number of shares of Common Stock repurchased will depend on a variety of factors including price, market conditions and corporate and regulatory requirements. The repurchases may be made from time to time (i) through open market purchases, block trades, privately negotiated transactions, one or more trading plans adopted in accordance with Rule 10b5-1 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or any combination of the foregoing, in each case in accordance with applicable laws, rules and regulations or (ii) in such other manner as will comply with the provisions of the Exchange Act. The share repurchase program does not require the Company to repurchase shares of its Common Stock and it may be discontinued, suspended or amended at any time.
The Company made purchases of $24.2 million, or approximately 2,247,504 shares, during the twelve months ended September 30, 2024 at an average price of $10.78 per share and subsequently retired the shares.